Asset Retirement Obligations	12 Months Ended
Mar. 31, 2013
Asset Retirement Obligations

12.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets’ useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Balance at beginning of year	¥3,424	¥3,489
Accretion expense	85	84
Liabilities settled	(478)	(380)
Additional liabilities incurred	458	40
Changes in estimates, including timing	(0)	(50)

Balance at end of year	¥3,489	¥3,183